SIGNIFICANT ACCOUNTING POLICIES - Premises and equipment and Intangible assets (Details)	12 Months Ended
Dec. 31, 2021
Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, intangible assets	1 year
Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, intangible assets	10 years
Buildings | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	10 years
Buildings | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	75 years
Furniture and fixtures | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	5 years
Furniture and fixtures | Minimum | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	4 years
Furniture and fixtures | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	20 years
Furniture and fixtures | Maximum | El Salvador
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	20 years
Computer equipment | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	3 years
Computer equipment | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	20 years
Equipment and machinery | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	3 years
Equipment and machinery | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	40 years
Vehicles | Minimum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	3 years
Vehicles | Maximum
SIGNIFICANT ACCOUNTING POLICIES
Useful life, premises and equipment	6 years